Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 12,395,998	₩ 13,633,760
Trading liabilities | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		1,413,904
Trading liabilities | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		434,586
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	961,372
Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	458,934
Financial liabilities designated at FVTPL(IAS39) | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		36,973
Financial liabilities designated at FVTPL(IAS39) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		8,260,636
Financial liabilities designated at fair value through profit or loss (IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,535,800
Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,846,670	2,804,834
Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	593,222	682,827
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,536,466	1,906,201
Level 1 | Trading liabilities | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		1,413,904
Level 1 | Trading liabilities | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		434,586
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	961,372
Level 1 | Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	458,934
Level 1 | Financial liabilities designated at FVTPL(IAS39) | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		36,973
Level 1 | Financial liabilities designated at FVTPL(IAS39) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 1 | Financial liabilities designated at fair value through profit or loss (IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0
Level 1 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	116,160	20,738
Level 1 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,378,710	3,950,796
Level 2 | Trading liabilities | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 2 | Trading liabilities | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 2 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0
Level 2 | Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0
Level 2 | Financial liabilities designated at FVTPL(IAS39) | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 2 | Financial liabilities designated at FVTPL(IAS39) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		986,882
Level 2 | Financial liabilities designated at fair value through profit or loss (IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,702,063
Level 2 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,444,545	2,706,249
Level 2 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	232,102	257,665
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,480,822	7,776,763
Level 3 | Trading liabilities | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 3 | Trading liabilities | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 3 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0
Level 3 | Financial liabilities measured at FVTPL | Gold deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0
Level 3 | Financial liabilities designated at FVTPL(IAS39) | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		0
Level 3 | Financial liabilities designated at FVTPL(IAS39) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value		7,273,754
Level 3 | Financial liabilities designated at fair value through profit or loss (IFRS9) | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,833,737
Level 3 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	285,965	77,847
Level 3 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 361,120	₩ 425,162